SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Schedule of Segment Results

For the year ended December 31, 2017, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total
From continuing operations:
Depreciation and amortization	(5)	(3)	(8)
Operating loss	(258)	(5,946)	(6,204)
Interest income	1	38	39
Finance costs	—	(14)	(14)
Loss for the year from continuing operations	(257)	(5,922)	(6,179)

Total assets	705	29,043	29,748
Total liabilities	509	44,744	45,253

For the year ended December 31, 2018, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total
From continuing operations:
Depreciation of property, plant and equipment	(63)	(4)	(67)
Operating loss	(1,523)	(4,684)	(6,207)
Interest income	1	25	26
Finance costs	(1)	6	5
Loss for the year from continuing operations	(1,523)	(4,653)	(6,176)
Capital expenditure	—	(5)	(5)

Total assets	527	7,216	7,743
Total liabilities	1,854	27,687	29,541

For the year ended December 31, 2019, the segment results were as follows:

	CNY
	Exploration and mining	Corporate activities	Total
From continuing operations:
Revenues from external customers	12,969	—	12,969
Depreciation of property, plant and equipment	(62)	(4)	(66)
Depreciation of right-of-use assets	(34)	(1,153)	(1,187)
Operating loss	(963)	(4,636)	(5,599)
Interest income	1	15	16
Finance costs	(2)	(60)	(62)
Loss for the year from continuing operations	(964)	(4,681)	(5,645)
Capital expenditure	—	(5)	(5)

Total assets	4,268	4,030	8,298
Total liabilities	6,560	29,292	35,852

	US$
	Exploration and mining	Corporate activities	Total
From continuing operations:
Revenues from external customers	1,863	—	1,863
Depreciation of property, plant and equipment	(8)	(1)	(9)
Depreciation of right-of-use assets	(5)	(166)	(171)
Operating loss	(138)	(665)	(803)
Interest income	—	2	2
Finance costs	—	(9)	(9)
Loss for the year from continuing operations	(138)	(672)	(810)
Capital expenditure	—	(1)	(1)

Total assets	613	579	1,192
Total liabilities	942	4,207	5,149

Schedule of Reconciliation of Loss for the year from Continuing Operations to Net Loss

The reconciliation of loss for the year from continuing operations to net loss is as follows:

	2017	2018	2019	2019
	CNY	CNY	CNY	US$

Loss for the year from continuing operations	(6,179)	(6,176)	(5,645)	(810)
Loss for the year from discontinued operations	(23,817)	—	—	—
Net loss	(29,996)	(6,176)	(5,645)	(810)